Components of net Investment in Direct Financing and Sales-Type Leases (Detail) - USD ($) $ in Thousands		Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Future minimum lease payments receivable		$ 2,549,469	$ 2,558,339
Residual value of containers		25,100	16,532
Less: unearned income		(774,383)	(768,038)
Net investment in finance leases	[1]	1,800,186	1,806,833
Less: Allowance for credit losses		(887)	(743)
Net investment in finance leases, net		1,799,299	1,806,090
Amounts due within one year		115,849	113,048
Amounts due beyond one year		$ 1,683,450	$ 1,693,042

[1]	One major customer represented 83.8% and 85.1% of the Company’s finance leases portfolio as of March 31, 2022 and December 31, 2021, respectively. No other customer represented more than 10% of the Company’s finance leases portfolio in each of those periods.